Operating Segments (Tables)	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Summary Of Selected Information By Reportable Segment

The North American operation represents 96% of the Company’s net sales, 98% of total long-lived assets, and 98% of the total assets. Selected information by reportable segment is presented in the following table:

	Quarterly Period Ended		Quarterly Period Ended
	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Net sales:
Rigid Open Top	$257	$296	$516	$583
Rigid Closed Top	353	364	666	711

Rigid Packaging	$610	$660	$1,182	$1,294
Engineered Materials	354	337	679	665
Flexible Packaging	186	186	361	361

Total net sales	$1,150	$1,183	$2,222	$2,320

Operating income (loss):
Rigid Open Top	$33	$41	$60	$72
Rigid Closed Top	36	26	54	29

Rigid Packaging	$69	$67	$114	$101
Engineered Materials	33	21	57	23
Flexible Packaging	9	3	8	(4)

Total operating income	$111	$91	$179	$120

Depreciation and amortization:
Rigid Open Top	$22	$23	$45	$45
Rigid Closed Top	33	33	66	68

Rigid Packaging	$55	$56	$111	$113
Engineered Materials	17	17	35	34
Flexible Packaging	13	14	26	29

Total depreciation and amortization	$85	$87	$172	$176

Selected information by reportable segment is presented in the following table.

	2012	2011	2010
Net sales
Rigid Open Top	$1,229	$1,261	$1,160
Rigid Closed Top	1,438	1,053	970
Engineered Materials	1,362	1,451	1,457
Flexible Packaging	737	796	670

Total	$4,766	$4,561	$4,257

Operating income (loss)
Rigid Open Top	$159	$155	$124
Rigid Closed Top	95	77	73
Engineered Materials	70	(71)	4
Flexible Packaging	1	(119)	(77)

Total	$325	$42	$124

Depreciation and amortization
Rigid Open Top	$90	$102	$93
Rigid Closed Top	135	95	91
Engineered Materials	71	72	72
Flexible Packaging	59	75	61

Total	$355	$344	$317

Summary Of Assets And Goodwill By Segment

	March 30, 2013	September 29, 2012
Total assets:
Rigid Open Top	$1,801	$1,773
Rigid Closed Top	1,945	1,959

Rigid Packaging	$3,746	$3,732
Engineered Materials	818	873
Flexible Packaging	518	501

Total assets	$5,082	$5,106

Goodwill:
Rigid Open Top	$681	$681
Rigid Closed Top	831	832

Rigid Packaging	$1,512	$1,513
Engineered Materials	82	73
Flexible Packaging	39	40

Total goodwill	$1,633	$1,626

	2012	2011
Total assets
Rigid Open Top	$1,773	$1,818
Rigid Closed Top	1,959	1,963
Engineered Materials	873	841
Flexible Packaging	501	595

	$5,106	$5,217

	2012	2011
Goodwill
Rigid Open Top	$681	$681
Rigid Closed Top	832	819
Engineered Materials	73	55
Flexible Packaging	40	40

	$1,626	$1,595